Note 11 - Subsequent Events (Details Textual)	1 Months Ended	6 Months Ended
	Aug. 31, 2018 USD ($)	Jun. 30, 2018
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		4.61%
Subsequent Event [Member] | Loan Agreement to Refinance Loans of Allendale Investments S.A. [Member]
Term Loan Facility, Maximum Borrowing Capacity	$ 30,000,000
Term Loan Facility, Additional Borrowing Capacity	15,000,000
Term Loan Facility, Total Maximum Borrowing Capacity with Option of Additional Amount Included	$ 45
Debt Instrument, Number of Quarterly Installment Payments	12
Debt Instrument, Periodic Payment, Total	$ 900,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 13,100,000
Subsequent Event [Member] | Loan Agreement to Refinance Loans of Allendale Investments S.A. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	4.40%